SCHEDULE OF COMPONENTS DEFERRED INCOME TAXES (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Deferred tax liability:
Net Operating Loss Carryforward	4,363,336	3,815,336
Valuation allowance	(4,343,336)	(3,815,336)
Net deferred tax asset
Net deferred tax liability